Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Due to the fact that our executive officers were granted stock options in connection with our initial public offering in September 2024, we did not grant stock options to our executive officers in the first quarter of 2025. However, we expect that our Compensation Committee or board of directors will generally grant stock options or other equity-based awards to our executive officers each year. We expect that stock options or other equity-based awards will be granted to our non-employee directors on the date of our annual meeting of shareholders and in accordance with our Non-Employee Director Compensation Policy. Our Compensation Committee or board of directors, or our chief executive officer under delegated authority, may also grant stock options or other equity-based awards at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes.
Stock option exercise prices are set at the closing price of the Company’s common stock on the grant date, in accordance with the Company’s equity plan and applicable securities regulations. This process is designed to prevent any appearance of opportunistic grant timing and to ensure that equity awards are made in a manner that reflects long-term stockholder value creation. Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method
We do not have any formal policy that requires us to grant, or avoid granting, stock options at particular times. Due to the fact that our executive officers were granted stock options in connection with our initial public offering in September 2024, we did not grant stock options to our executive officers in the first quarter of 2025. However, we expect that our Compensation Committee or board of directors will generally grant stock options or other equity-based awards to our executive officers each year. We expect that stock options or other equity-based awards will be granted to our non-employee directors on the date of our annual meeting of shareholders and in accordance with our Non-Employee Director Compensation Policy. Our Compensation Committee or board of directors, or our chief executive officer under delegated authority, may also grant stock options or other equity-based awards at different times of the year for new hires and in connection with promotions, or grants made for retention or other purposes.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information (“MNPI”) and we have not timed the disclosure of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false